Consolidated Statements of Operations and Comprehensive (Loss) Income (Parentheticals) - $ / shares	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Diluted (LOSS) EARNINGS PER SHARE	$ (0.98)	$ (0.36)	$ 0.72
Diluted WEIGHTED AVERAGE NUMBER OF SHARES OUTSTANDING	24,820,313	23,638,751	16,800,000